Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (15,955,525)	$ (6,881,048)	$ (35,676,315)	$ (37,379,153)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	9,406	141,892	586,109	397,440
Impairment of investment			50,000	589,461
Impairment of intangible assets			1,433,815	1,038,905
Impairment of goodwill			2,043,011	688,127
impairment of ROU			101,623
Accretion of debt discount and issuance cost	2,155,159	23,477	4,668,039	3,612,669
Share-based compensation	7,291,231	1,080,491	4,183,844	9,661,174
Shares issued for in process research and development			40,994
Derivative Expense	58,970			100,502
Loss on marketable securities			11,742
Currency Translation	129,971
Bad debt expense	75,874	92,987	398,130	110,805
Settlement of vendor liabilities	(23,589)	(14,525)	265,717	(59,692)
Change in fair value of derivative liability		(3,729)	(3,729)	1,096,287
Gain on extinguishment of debt		(147,256)	832,482	(1,304,677)
Non-cash lease expense		18,451	274,784	82,511
Reserve for obsolete inventory			399,058
Equity interest granted for other income				(123,710)
Equity in net loss from unconsolidated investment				16,413
Accounts receivable	(80,804)	(139,388)	(755,907)	(80,407)
Inventory	148,713	(136,213)	(479,356)	(39,182)
Prepaid expenses	68,216	(6,373)	86,155	(174,819)
Deposits and other assets	(255,723)	(195,749)	(78,280)	(527,115)
Operating lease right of use asset	(39,886)
Accounts payable and accrued liabilities	3,605,990	1,170,738	4,773,551	1,714,902
Deferred revenue	(46,061)	(22,483)	65,250	144,851
Operating lease liability		(18,451)	(26,146)	(84,099)
Net Cash Used In Operating Activities	(2,858,058)	(5,037,179)	(16,805,429)	(20,518,807)
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash paid for minority investment in business				(325,000)
Cash paid for equity method investment				(510,000)
Cash paid for investments in marketable securities			(48,878)
Sale of marketable securities			37,135
Cash received from the Sale of non-controlling interest in OG Collection Inc.			750,000
Sale of digital assets			289,246
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayment of note payable - related party				(538,574)
Cash received for preferred series E and warrants				40,000
Purchase of treasury stock			(16,050)
Cash paid for property and equipment		(44,927)	(212,249)	(95,935)
Cash received from the sale of minority interest in OG Collection Inc	250,000
Cash consideration for acquisition		44,977	(31,679)	(225,947)
Purchases of digital assets		(51,000)	(410,369)	(11,241)
Net Cash Provided By (Used In) Investing Activities	250,000	(50,950)	373,206	(1,168,123)
Proceeds from the exercise of warrant	753,693		1,781,947	9,487,223
Net proceeds from issuance of notes	312,688	463,559	2,219,219	747,937
Repayment of notes	(620,353)	(932,888)	(2,830,382)	(456,233)
Proceeds from issuance of convertible note	2,125,000		8,391,905	3,610,491
Repayment of convertible notes	(1,547,142)		(1,863,315)	(941,880)
Proceeds from issuance of common stock and warrants	1,050,000	4,997,301	5,722,300	5,666,951
Net Cash Provided By Financing Activities	2,073,886	4,527,972	13,405,624	17,615,915
Effect of exchange rate changes on cash		(4,950)	(61,911)	(41,038)
Net Change in Cash	(534,172)	(565,107)	(3,088,510)	(4,112,053)
Cash - Beginning of period	706,224	3,794,734	3,794,734	7,906,787
Cash - End of period	172,052	3,229,627	706,224	3,794,734
SUPPLEMENTARY CASH FLOW INFORMATION:
Income taxes
Interest	65,370	139,000	650	60,073
SUPPLEMENTARY DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Conversion of marketable debt securities into equity securities		20,297
Deemed dividend	6,337,246
Shares issued for acquisition of NCI in consolidated subsidiaries	899,317
Settlement of vendor liabilities				168,667
Beneficial conversion feature on convertible notes	2,000,000		2,008,227
Warrants issued with debt			3,149,270	1,665,682
Shares issued with debt			409,945
Issuance of common stock for prepaid services	213,750	69,000	141,150	226,500
Recognition of Right-of-use asset and corresponding operating lease liability			2,412,221
Deferred offering costs				4,225
Common stock and warrants issued upon conversion of notes payable	$ 1,417,782	$ 173,456	1,061,088	5,156,994
Shares issued for acquisition				1,318,218
Reduction of ROU asset related to re-measurement of lease liability				135,086
Repayment of promissory notes from Australian R&D credits				$ 146,630